Fair value measurement - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity securities available-for-sale:
Equity securities available-for-sale	$ 127	$ 156
Liabilities
Loans and other borrowings	(2,019)	(1,712)
Derivatives		(3)
GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(538)	(489)
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(406)	(370)
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(472)	(430)
Finance lease obligations [member]
Liabilities
Loans and other borrowings	(231)	(227)
Fair value [member]
Equity securities available-for-sale:
Equity securities available-for-sale	127	156
Liabilities
Derivatives		(3)
Fair value [member] | Quoted equity shares [member]
Equity securities available-for-sale:
Equity securities available-for-sale	10	14
Fair value [member] | Unquoted equity shares [member]
Equity securities available-for-sale:
Equity securities available-for-sale	117	142
Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(593)	(541)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(441)	(408)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(454)	(411)
Fair value [member] | Finance lease obligations [member]
Liabilities
Loans and other borrowings	(318)	(297)
Level 1 [member] | Fair value [member] | Quoted equity shares [member]
Equity securities available-for-sale:
Equity securities available-for-sale	10	14
Level 1 [member] | Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(593)	(541)
Level 1 [member] | Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(441)	(408)
Level 1 [member] | Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(454)	(411)
Level 2 [member] | Fair value [member]
Liabilities
Derivatives		(3)
Level 2 [member] | Fair value [member] | Finance lease obligations [member]
Liabilities
Loans and other borrowings	(318)	(297)
Level 3 [member] | Fair value [member] | Unquoted equity shares [member]
Equity securities available-for-sale:
Equity securities available-for-sale	$ 117	$ 142